SCHEDULE OF DEFERRED INCOME TAX LIABILITY (Details) - SGD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Liabilities
Net book value of fixed assets	$ 33,137	$ 30,233
Net book value of ROUA	11	1,199
Less: Lease liabilities (ROUA)	(12)	(1,221)
Less: Net book value of non-qualifying assets	(53)	(27)
Deferred tax liability gross	33,083	30,184
Less: Tax written down value	(17,711)	(18,309)
Timing difference	15,372	11,875
Deferred tax liability @ 17%	$ 2,613	$ 2,017	$ 1,586	$ 861